TAXES ON INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of loss (income) before taxes
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$10,164	$34,096	$34,619
Foreign	(380)	(460)	(416)

	$9,784	$33,636	$34,203

Schedule of deferred tax assets and liabilities

	December 31,
	2023	2022

Deferred tax assets:
Operating loss carryforward	$92,885	$91,704
Research and development	12,109	12,083
Accrued social benefits and other	3,072	3,123
Lease liabilities	312	444
Property and equipment	2	2

Deferred tax asset before valuation allowance	108,380	107,356
Valuation allowance	(108,073)	(106,941)

Deferred tax asset after valuation allowance	307	415

Deferred tax liabilities:
Right of use assets	(307)	(415)

Deferred tax liabilities	(307)	(415)

Net deferred tax assets	$-	$-